Non Vested Shares (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Payments Non Vested Shares 1		$ 675,209
Share-based Payments Non Vested Shares 2		3.33
Share-based Payments Non Vested Shares 3		200,900
Share-based Payments Non Vested Shares 4		4.58
Share-based Payments Non Vested Shares 5		(336,837)
Share-based Payments Non Vested Shares 6		3.46
Share-based Payments Non Vested Shares 7		(20,219)
Share-based Payments Non Vested Shares 8		5.30
Share-based Payments Non Vested Shares 9		519,052
Share-based Payments Non Vested Shares 10		3.66
Share-based Payments Non Vested Shares 1	525,396
Share-based Payments Non Vested Shares 2	3.67
Share-based Payments Non Vested Shares 3	0
Share-based Payments Non Vested Shares 4	0
Share-based Payments Non Vested Shares 5	(64,656)
Share-based Payments Non Vested Shares 6	3.45
Share-based Payments Non Vested Shares 7	(900)
Share-based Payments Non Vested Shares 8	45.00
Share-based Payments Non Vested Shares 9	$ 459,840
Share-based Payments Non Vested Shares 10	3.62